Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Net derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash flows		€ (518)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	€ 1,078
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		166
Foreign exchange movement		(1,200)
Other		(16)
Financial liabilities, class [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	930
Acquisition	194
Foreign exchange movement	353
Other	67
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other		22
Perpetual bonds redeemable for shares, financial liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(443)
Other	31
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		(460)
Foreign exchange movement		(1,104)
Bonds, financial liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	1,136
Acquisition	5
Foreign exchange movement	321
Other	(95)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		294
Foreign exchange movement		(54)
Other		11
Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	613
Acquisition	14
Foreign exchange movement	20
Other	56
Finance lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		(96)
Other		45
Finance lease liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(123)
Acquisition	2
Foreign exchange movement	(1)
Other	135
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		(520)
Cash collateral received [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	61
NEU commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		818
Foreign exchange movement		(2)
NEU commercial papers [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(243)
Foreign exchange movement	0
Other	1
IFRS Bank Overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		(66)
Foreign exchange movement		(19)
IFRS Bank Overdrafts [Member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	82
Acquisition	38
Foreign exchange movement	5
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		196
Foreign exchange movement		(21)
Other		9
Other financial liabilities [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(153)
Acquisition	135
Foreign exchange movement	8
Other	(61)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	729	(399)
Cash flows		(66)
Foreign exchange movement		1,183
Other		11
Balance at end of period		729
Derivatives [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	729
Cash flows	8
Foreign exchange movement	(339)
Other	62
Balance at end of period	460	729
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		€ (618)
Cash collateral paid [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	€ 140